Finance Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Interest on loans and borrowings(1)	$ 11,299	$ 20,420
Accretion of deferred revenue	3,032	3,407
Accretion of provision for rehabilitation and closure costs	2,703	2,191
Interest on lease liabilities	1,477	706
Other finance expenses	7,311	6,499
Finance expense	25,822	33,223
Capitalized borrowing costs	17,000	6,246
Other finance expense, loss on fair value adjustments of accounts receivable	$ 4,100	$ 3,300